Share-Based Compensation - Schedule of the assumptions used to estimate the fair value of the options (Detail)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		0.00%	3.37%
Risk-free interest rate, Minimum	0.55%	1.52%
Risk-free interest rate, Maximum	1.92%	3.62%
Share Based Compensation By Share Based Payment Award Fair Value Assumptions Risk Free Interest Rate One			0.00%
Expected volatility		0.00%	30.67%
Weighted Average volatility Rate			0.00%
Expected volatility Rate, Minimum	32.54%	29.53%
Expected volatility Rate, Maximum	33.58%	32.67%
Suboptimal exercise factor	250	0	220
Share Based Compensation By Share Based Payment Award Suboptimal Exercise Factor One			0
Suboptimal exercise factor, Minimum		2.20%
Suboptimal exercise factor, Maximum		2.50%
Fair value per ordinary share | (per share)		$ 5.14	¥ 32.10
Expected dividend yield	0.00%	0.00%	0.00%
Post-vesting forfeiture rate	0.00%	0.00%	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share	$ 8.53
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value per ordinary share	$ 6.29